THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON AUGUST 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR
BEFORE MAY 16, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 1
 This Amendment (Check only one):  [ ] is a restatement
				   [X] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	   		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		November 22, 2004

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		9
Form 13F Information Table Value Total:		$725,690

The entries reported on the Information Table attached to this Amendment No.1 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F.

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Wireless Svcs Inc        COMMON     00209A106    23765516596000 SH      DEFINED   01   16596000
Advanced Fibre Communicat     COMMON     00754A105      9898  490000 SH      DEFINED   01     490000
Atrix Labs Inc                COMMON     04962L101      3428  100000 SH      DEFINED   01     100000
Chelsea Ppty Group Inc        COMMON     163421100     64568  990000 SH      DEFINED   01     990000
Mandalay Resort Group         COMMON     562567107    194636 2835600 SH      DEFINED   01    2835600
National Commerce Finl Co     COMMON     63545P104     32500 1000000 SH      DEFINED   01    1000000
US Oncology Inc               COMMON     90338W103     57274 3890895 SH      DEFINED   01    3890895
Wellpoint Health Network      COMMON     94973H108    123995 1107000 SH      DEFINED   01    1107000
Wheaton Riv Minerals Ltd      COMMON     962902102      1737  619100 SH      DEFINED   01     619100

                                                      725690